UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21755

Name of Fund: BlackRock Enhanced Equity Yield & Premium Fund, Inc. (ECV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Equity Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares Common Stocks		Value

Aerospace & Defense - 0.8%	3,900	L-3 Communications Holdings, Inc.	$ 426,426
	700	Lockheed Martin Corp.	69,510
	20,600	Northrop Grumman Corp.	1,602,886
	2,700	Precision Castparts Corp.	275,616

			2,374,438

Air Freight & Logistics - 1.0%	3,600	FedEx Corp.	333,612
	34,900	United Parcel Service, Inc. Class B	2,548,398

			2,882,010

Auto Components - 0.1%	10,300	Johnson Controls, Inc.	348,140

Automobiles - 0.2%	23,900	Ford Motor Co. (a)	136,708
	11,800	General Motors Corp.	224,790
	3,400	Harley-Davidson, Inc.	127,500

			488,998

Beverages - 1.6%	46,300	The Coca-Cola Co.	2,818,281
	21,700	PepsiCo, Inc.	1,566,740

			4,385,021

Biotechnology - 3.7%	40,700	Amgen, Inc. (a)	1,700,446
	30,000	Celgene Corp. (a)	1,838,700
	32,900	Genzyme Corp. (a)	2,452,366
	86,600	Gilead Sciences, Inc. (a)	4,462,498

			10,454,010

Building Products - 0.1%	16,500	Masco Corp.	327,195

Capital Markets - 1.8%	7,500	American Capital Strategies Ltd.	256,200
	16,500	The Charles Schwab Corp.	310,695
	2,800	Franklin Resources, Inc.	271,572
	13,300	The Goldman Sachs Group, Inc.	2,199,687
	22,900	Legg Mason, Inc.	1,281,942
	14,000	Morgan Stanley	639,800

			4,959,896

Chemicals - 1.3%	43,500	The Dow Chemical Co.	1,602,975
	26,500	E.I. du Pont de Nemours & Co.	1,239,140
	12,400	Eastman Chemical Co.	774,380

			3,616,495

Commercial Banks - 2.2%	23,300	BB&T Corp.	746,998
	8,000	Comerica, Inc.	280,640
	6,700	KeyCorp	147,065
	13,600	National City Corp.	135,320
	69,300	U.S. Bancorp	2,242,548
	35,700	Wachovia Corp.	963,900
	57,100	Wells Fargo & Co.	1,661,610

			6,178,081

Commercial Services &	28,700	Pitney Bowes, Inc.	1,005,074
Supplies - 0.6%	19,500	R.R. Donnelley & Sons Co.	591,045

			1,596,119

Communications	18,371	Ciena Corp. (a)	566,378
Equipment - 5.3%	185,600	Cisco Systems, Inc. (a)	4,471,104

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares Common Stocks		Value

	48,900	Corning, Inc.	$ 1,175,556
	43,900	Juniper Networks, Inc. (a)	1,097,500
	117,100	QUALCOMM, Inc.	4,801,100
	25,500	Research In Motion Ltd. (a)	2,861,865

			14,973,503

Computers &	65,600	Apple, Inc. (a)	9,413,600
Peripherals - 4.3%	36,300	EMC Corp. (a)	520,542
	10,900	Hewlett-Packard Co.	497,694
	7,200	International Business Machines Corp.	829,008
	36,200	SanDisk Corp. (a)	817,034

			12,077,878

Construction &	9,800	Fluor Corp.	1,383,368
Engineering - 0.5%

Consumer Finance - 0.1%	22,500	Discover Financial Services, Inc.	368,325

Containers &	3,300	Temple-Inland, Inc.	41,976
Packaging - 0.0%

Distributors - 0.3%	21,900	Genuine Parts Co.	880,818

Diversified Financial	118,301	Bank of America Corp.	4,484,791
Services - 3.4%	900	CME Group, Inc.	422,190
	141,500	Citigroup, Inc.	3,030,930
	42,900	JPMorgan Chase & Co.	1,842,555

			9,780,466

Diversified Telecommunication	105,432	AT&T Inc.	4,038,045
Services - 3.1%	78,600	Citizens Communications Co.	824,514
	7,019	Embarq Corp.	281,462
	75,532	Verizon Communications, Inc.	2,753,141
	65,661	Windstream Corp.	784,649

			8,681,811

Electric Utilities - 1.3%	11,500	Exelon Corp.	934,605
	38,800	Progress Energy, Inc.	1,617,960
	32,700	The Southern Co.	1,164,447

			3,717,012

Electrical Equipment - 0.3%	17,300	Emerson Electric Co.	890,258

Electronic Equipment &	8,475	Tyco Electronics Ltd.	290,862
Instruments - 0.1%

Energy Equipment &	6,300	Baker Hughes, Inc.	431,550
Services - 2.3%	31,900	National Oilwell Varco, Inc. (a)	1,862,322
	3,103	Schlumberger Ltd.	269,961
	33,682	Smith International, Inc.	2,163,395
	10,354	Transocean, Inc.	1,399,861
	5,800	Weatherford International Ltd. (a)	420,326

			6,547,415

Food & Staples	25,600	CVS Caremark Corp.	1,037,056
Retailing - 1.4%	42,000	Wal-Mart Stores, Inc.	2,212,560

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares Common Stocks		Value

	17,200	Walgreen Co.	$ 655,148

			3,904,764

Food Products - 0.9%	49,427	Kraft Foods, Inc.	1,532,731
	77,300	Sara Lee Corp.	1,080,654

			2,613,385

Health Care Equipment &	3,400	Baxter International, Inc.	196,588
Supplies - 0.5%	38,486	Boston Scientific Corp. (a)	495,315
	8,475	Covidien Ltd.	375,019
	5,900	Stryker Corp.	383,795

			1,450,717

Health Care Providers &	8,800	Aetna, Inc.	370,392
Services - 1.7%	10,800	Cigna Corp.	438,156
	17,600	Express Scripts, Inc. (a)	1,132,032
	14,600	Humana, Inc. (a)	654,956
	11,000	Medco Health Solutions, Inc. (a)	481,690
	32,700	UnitedHealth Group, Inc.	1,123,572
	12,100	WellPoint, Inc. (a)	533,973

			4,734,771

Hotels, Restaurants &	7,500	Carnival Corp.	303,600
Leisure - 2.2%	46,700	McDonald's Corp.	2,604,459
	103,000	Starbucks Corp. (a)	1,802,500
	14,300	Wynn Resorts Ltd.	1,439,152

			6,149,711

Household Durables - 1.2%	8,300	D.R. Horton, Inc.	130,725
	24,900	Fortune Brands, Inc.	1,730,550
	5,300	Garmin Ltd.	286,253
	3,600	KB Home	89,028
	49,600	Newell Rubbermaid, Inc.	1,134,352

			3,370,908

Household Products - 1.4%	5,500	Colgate-Palmolive Co.	428,505
	5,200	Kimberly-Clark Corp.	335,660
	46,800	The Procter & Gamble Co.	3,279,276

			4,043,441

IT Services - 1.0%	36,200	Cognizant Technology Solutions Corp. (a)	1,043,646
	48,200	Paychex, Inc.	1,651,332

			2,694,978

Industrial	26,000	3M Co.	2,057,900
Conglomerates - 3.5%	205,750	General Electric Co.	7,614,807
	6,200	Textron, Inc.	343,604

			10,016,311

Insurance - 2.5%	12,300	The Allstate Corp.	591,138
	18,600	American International Group, Inc.	804,450
	6,800	Hartford Financial Services Group, Inc.	515,236
	21,600	Lincoln National Corp.	1,123,200
	11,300	Marsh & McLennan Cos., Inc.	275,155

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares Common Stocks		Value

	14,600	MetLife, Inc.	$ 879,796
	7,900	Prudential Financial, Inc.	618,175
	14,800	Safeco Corp.	649,424
	33,300	The Travelers Cos., Inc.	1,593,405
	4,700	XL Capital Ltd. Class A	138,885

			7,188,864

Internet & Catalog	13,000	Amazon.com, Inc. (a)	926,900
Retail - 0.3%

Internet Software &	108,307	eBay, Inc. (a)	3,231,881
Services - 2.6%	9,500	Google, Inc. Class A (a)(b)	4,184,465

			7,416,346

Life Sciences Tools &	26,100	Thermo Fisher Scientific, Inc. (a)	1,483,524
Services - 0.5%

Machinery - 1.3%	18,200	Caterpillar, Inc.	1,424,878
	32,800	Cummins, Inc.	1,535,696
	4,300	Danaher Corp.	326,929
	3,700	Joy Global, Inc.	241,092

			3,528,595

Media - 3.0%	20,900	CBS Corp. Class B	461,472
	113,650	Comcast Corp. Class A	2,197,991
	44,700	The DIRECTV Group, Inc. (a)	1,108,113
	43,544	Lamar Advertising Co. Class A	1,564,536
	5,400	The McGraw-Hill Cos., Inc.	199,530
	40,100	News Corp. Class A	751,875
	29,400	Viacom, Inc. Class B (a)	1,164,828
	33,500	Walt Disney Co.	1,051,230

			8,499,575

Metals & Mining - 1.1%	6,400	Allegheny Technologies, Inc.	456,704
	24,000	Freeport-McMoRan Copper & Gold, Inc. Class B	2,309,280
	1,700	Newmont Mining Corp.	77,010
	6,000	Nucor Corp.	406,440

			3,249,434

Multi-Utilities - 0.6%	31,400	Public Service Enterprise Group, Inc.	1,261,966
	31,600	TECO Energy, Inc.	504,020

			1,765,986

Multiline Retail - 0.1%	3,500	Sears Holdings Corp. (a)	357,315

Oil, Gas & Consumable	9,200	Anadarko Petroleum Corp.	579,876
Fuels - 6.6%	6,500	Apache Corp.	785,330
	23,000	Chesapeake Energy Corp.	1,061,450
	49,200	Chevron Corp.	4,199,712
	29,521	ConocoPhillips	2,249,795
	10,200	Devon Energy Corp.	1,064,166
	4,200	EOG Resources, Inc.	504,000
	75,400	Exxon Mobil Corp.	6,377,332
	2,300	Marathon Oil Corp.	104,880

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares Common Stocks		Value

	24,700	Spectra Energy Corp.	$ 561,925
	10,800	Valero Energy Corp.	530,388
	9,500	XTO Energy, Inc.	587,670

			18,606,524

Paper & Forest	39,200	International Paper Co.	1,066,240
Products - 0.6%	26,300	MeadWestvaco Corp.	715,886

			1,782,126

Pharmaceuticals - 4.9%	25,400	Abbott Laboratories	1,400,810
	94,200	Bristol-Myers Squibb Co.	2,006,460
	18,000	Eli Lilly & Co.	928,620
	60,200	Johnson & Johnson	3,905,174
	37,000	Merck & Co., Inc.	1,404,150
	196,200	Pfizer, Inc.	4,106,466

			13,751,680

Real Estate Investment Trusts	7,900	Developers Diversified Realty Corp.	330,852
(REITs) - 0.7%	5,600	Equity Residential	232,344
	23,200	Plum Creek Timber Co., Inc.	944,240
	3,800	Simon Property Group, Inc.	353,058
	2,300	Vornado Realty Trust	198,283

			2,058,777

Real Estate Management &	1,100	Forestar Real Estate Group, Inc. (a)	27,401
Development - 0.0%

Road & Rail - 0.4%	19,100	Ryder System, Inc.	1,163,381

Semiconductors &	46,700	Advanced Micro Devices, Inc. (a)	275,063
Semiconductor	41,000	Analog Devices, Inc.	1,210,320
Equipment - 3.1%	32,000	Broadcom Corp. Class A (a)	616,640
	123,640	Intel Corp.	2,618,695
	33,400	Lam Research Corp. (a)	1,276,548
	38,200	Microchip Technology, Inc.	1,250,286
	78,600	Nvidia Corp. (a)	1,555,494

			8,803,046

Software - 5.6%	34,100	Adobe Systems, Inc. (a)	1,213,619
	50,300	Autodesk, Inc. (a)	1,583,444
	22,498	Electronic Arts, Inc. (a)	1,123,100
	29,400	Intuit, Inc. (a)	794,094
	283,800	Microsoft Corp.	8,054,244
	156,362	Oracle Corp. (a)	3,058,441

			15,826,942

Specialty Retail - 0.8%	74,100	Home Depot, Inc.	2,072,577
	3,100	Lowe's Cos., Inc.	71,114

			2,143,691

Textiles, Apparel & Luxury	21,400	Coach, Inc. (a)	645,210
Goods - 0.2%

Thrifts & Mortgage	63,200	Fannie Mae	1,663,424
Finance - 0.8%	10,000	Freddie Mac	253,200

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares Common Stocks		Value

	1,100	Guaranty Financial Group, Inc. (a)	$ 11,682
	25,100	Washington Mutual, Inc.	258,530

			2,186,836

Tobacco - 2.0%	34,500	Altria Group, Inc.	765,900
	34,500	Philip Morris International, Inc. (a)	1,745,010
	32,400	Reynolds American, Inc.	1,912,572
	23,500	UST, Inc.	1,281,220

			5,704,702

Wireless Telecommunication	67,497	Sprint Nextel Corp.	451,555
Services - 0.2%

		Total Common Stocks (Cost - $266,115,757) - 86.1%	243,791,491

	Par
	(000)	Short-Term Securities

	44,597	BlackRock Liquidity Series, LLC Money Market Series,
		3.10% (c)(d)(e)	44,597,121

		Total Short-Term Securities
		(Cost - $44,597,121) - 15.7%	44,597,121

	Contracts	Options Purchased

Call Options Purchased	310	AT&T Inc., expiring July 2008 at $37.5	86,490
	50	Adobe Systems, Inc., expiring July 2008 at $37.5	9,625
	20	Aetna, Inc., expiring July 2008 at $50	2,200
	30	Amazon.Com, Inc., expiring July 2008 at $80	15,300
	20	Anadarko Petroleum Corp., expiring August 2008 at $60	15,400
	80	Analog Devices, Inc., expiring June 2008 at $30	13,400
	160	Apple, Inc., expiring July 2008 at $150	190,000
	110	Autodesk, Inc., expiring July 2008 at $40	4,950
	20	Cigna Corp., expiring July 2008 at $50	1,650
	90	Cummins, Inc., expiring June 2008 at $50	30,600
	130	eBay, Inc., expiring July 2008 at $30	34,840
	50	Electronic Arts, Inc., expiring June 2008 at $50	18,500
	40	Emerson Electric Co., expiring June 2008 at $55	5,700
	30	Express Scripts, Inc., expiring August 2008 at $65	17,850
	20	Fluor Corp., expiring July 2008 at $135	37,400
	40	Freeport-McMoRan Copper & Gold, Inc. Class B, expiring
		August 2008 at $95	51,900
	30	Goldman Sachs Group, Inc., expiring July 2008 at $175	36,525
	20	Hewlett-Packard Co., expiring August 2008 at $45	8,900
	335	Intel Corp., expiring July 2008 at $20	81,573
	60	Intuit, Inc., expiring July 2008 at $27.50	11,700
	20	Johnson Controls, Inc., expiring July 2008 at $35	4,750
	110	Juniper Networks, Inc., expiring July 2008 at $26	24,750
	50	MeadWestvaco Corp., expiring June 2008 at $30	3,750
	30	Medco Health Solutions, Inc., expiring July 2008 at $45	10,350
	80	Merck & Co., Inc., expiring July 2008 at $47.50	4,600
	310	Microsoft Corp., expiring July 2008 at $29	53,940

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Contracts Options Purchased		Value

	50	National Oilwell Varco, Inc., expiring August 2008 at $60	$ 34,250
	150	Nvidia Corp., expiring June 2008 at $25	11,250
	40	R.R. Donnelley & Sons Co., expiring June 2008 at $35	1,200
	50	Research In Motion Ltd., expiring June 2008 at $110	72,125
	150	S&P 500 Listed Option, expiring April 2008 at $135	226,500
	100	S&P 500 Listed Option, expiring April 2008 at $137	83,000
	70	Smith International, Inc., expiring July 2008 at $62.50	51,450
	10	Textron, Inc., expiring June 2008 at $60	2,175
	70	The Travelers Cos., Inc., expiring July 2008 at $50	18,550
	70	UnitedHealth Group, Inc., expiring June 2008 at $50	700
	20	Valero Energy Corp., expiring June 2008 at $60	2,110
	160	Verizon Communications, Inc., expiring July 2008 at $40	15,120
	60	Viacom, Inc. Class B, expiring June 2008 at $45	2,550

		Total Options Purchased
		(Premiums Paid - $1,542,868) - 0.5%	1,297,623

		Total Investments Before Options Written
		(Cost - $312,255,746*) - 102.3%	289,686,235

		Options Written

Call Options Written	620	AT&T Inc., expiring July 2008 at $40	(98,890)
	60	Amazon.Com, Inc., expiring July 2008 at $95	(10,680)
	40	Anadarko Petroleum Corp., expiring August 2008 at $65	(20,800)
	320	Apple, Inc., expiring July 2008 at $170	(176,800)
	180	Cummins, Inc., expiring June 2008 at $55	(33,750)
	260	eBay, Inc., expiring July 2008 at $35	(24,050)
	100	Electronic Arts, Inc., expiring June 2008 at $55	(17,250)
	60	Express Scripts, Inc., expiring August 2008 at $75	(14,400)
	40	Fluor Corp., expiring July 2008 at $155	(38,600)
	80	Freeport-McMoRan Copper & Gold, Inc. Class B, expiring
		August 2008 at $110	(55,600)
	60	Goldman Sachs Group, Inc., expiring July 2008 at $195	(33,300)
	40	Hewlett-Packard Co., expiring August 2008 at $50	(8,700)
	670	Intel Corp., expiring July 2008 at $22.50	(78,390)
	120	Intuit, Inc., expiring July 2008 at $30	(11,700)
	40	Johnson Controls, Inc., expiring July 2008 at $40	(3,000)
	220	Juniper Networks, Inc., expiring July 2008 at $29	(26,400)
	60	Medco Health Solutions, Inc., expiring July 2008 at $50	(10,050)
	620	Microsoft Corp., expiring July 2008 at $32.50	(35,960)
	100	National Oilwell Varco, Inc., expiring August 2008 at $70	(34,000)
	100	Research In Motion Ltd., expiring June 2008 at $125	(80,750)
	1,593	S&P 500 Listed Option, expiring April 2008 at $130	(6,674,670)
	140	Smith International, Inc., expiring July 2008 at $70	(57,400)
	20	Textron, Inc., expiring June 2008 at $65	(1,900)

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

140	The Travelers Cos., Inc., expiring July 2008 at $55	$ (13,650)

	Total Options Written
	(Premiums Received - $7,877,335) - (2.7%)	(7,560,690)

	Total Investments, Net of Options Written
	(Cost - $304,378,411) - 99.6%	282,125,545
	Other Assets Less Liabilities - 0.4%	1,195,748

	Net Assets - 100.0%	$ 283,321,293

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost		$ 312,266,028

Gross unrealized appreciation		$ 15,205,855
Gross unrealized depreciation		(37,785,648)

Net unrealized depreciation		$ (22,579,793)

(a) Non-income producing security.
(b) Security held as collateral in connection with open financial futures contracts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Money Market Series	$10,715	$322,947

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Financial futures contracts purchased on March 31, 2008 were as follow:
		Expiration		Unrealized
Contracts	Issue	Date	Face Value	Appreciation

475	NASDAQ 100 Index	June 2008	$16,619,893	$389,857
456	S & P 500 Index	June 2008	30,091,163	96,037

Total				$485,894

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

• Effective January 1, 2008, the Enhanced Equity Yield & Premium Fund, Inc. (the “Fund”) adopted
FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS
157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 – price quotations in active markets/exchanges for identical securities
• Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)
• Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 243,791,492	$(5,777,173)
Level 2	44,597,121	0
Level 3	0	0

Total	$ 288,388,613	$(5,777,173)

*Other financial instruments are derivative instruments, such as financial future contracts and options.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Date: May 22, 2008